Pension and Other Postretirement Benefits - Fair Values of Pension Plan Assets by Asset Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	$ 182,370	$ 204,372
Large-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	65,495	77,618
Mid-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	11,419	14,427
Small-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	17,184	19,260
Government Bond Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	26,151	26,827
Corporate Bond Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	20,971	24,975
Fixed Income Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	40,958	40,989
Cash & Equivalents [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	192	276
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	192	9,541
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Large-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category		3,266
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mid-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category		957
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Small-Cap Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category		461
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Government Bond Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category		1,387
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate Bond Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category		3,194
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash & Equivalents [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	192	276
Significant Observable Inputs (Level 2) [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	40,958	40,989
Significant Observable Inputs (Level 2) [Member] | Fixed Income Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair values of pension plan assets by asset category	$ 40,958	$ 40,989